11. Related Party Transactions (Details Narrative) - CAD	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2015	Mar. 31, 2014
Related Party Transactions Details Narrative
Due from related party	CAD 29,967	CAD 30,902	CAD 0
Due to related party	52,030	CAD 52,030	CAD 64,030
Management fees and consulting fees waived by officers	CAD 363,750